Significant Assets and Liabilities Denominated in Foreign Currencies - Summary of Realized and Unrealized Foreign Exchange Gain (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Net Foreign Exchange Gain (Loss)	$ (5,641,792)	$ (172,058)	$ 980,313	$ (2,410,464)
US Dollar [member] | US dollar equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	US$1=NT$32.785	US$1=NT$32.785	US$1=NT$30.705	US$1=NT$30.71
Net Foreign Exchange Gain (Loss)	$ (937,503)	$ (28,591)	$ 162,827	$ (347,044)
New Taiwan Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net Foreign Exchange Gain (Loss)	$ (4,826,783)	$ (147,203)	$ 822,098	$ (2,985,318)
Chinese Yuan [member] | Chinese Yuan equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	RMB1=NT$4.5608	RMB1=NT$4.5608	RMB1=NT$4.3352	RMB1=NT$4.4094
Net Foreign Exchange Gain (Loss)	$ 122,494	$ 3,736	$ (4,612)	$ 921,898